DECEMBER 2012 FINANCING (Details Textual) (USD $)	3 Months Ended		12 Months Ended		67 Months Ended	70 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Debt Conversion, Original Debt, Amount	$ 0	$ 0	$ 320,000	$ 0	$ 820,000	$ 820,000
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Warrants Exercise Price (in dollars per share)	$ 12.00		$ 20.00
Maximum [Member]
Percentage Of Investor Fee Payable Under Registration Rights Agreement			10.00%
Minimum [Member]
Percentage Of Investor Fee Payable Under Registration Rights Agreement			1.00%
December 2012 Financing [Member]
Stock Units Issued During Period			6,404,167
Proceeds From Issuance Of Stock Units			1,615,000
Stock Units Per Unit Price (in dollars per share)			$ 0.40
December 2012 Financing [Member] | Maximum [Member]
Percentage Of Investor Fee Payable Under Registration Rights Agreement			10.00%
December 2012 Financing [Member] | Minimum [Member]
Percentage Of Investor Fee Payable Under Registration Rights Agreement			1.00%
December 2012 Financing [Member] | Common Stock [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.001		$ 0.001
December 2012 Financing [Member] | Class A Warrant [Member]
Number Of Warrants Included In One Stock Unit			0.05
Warrants Exercise Price (in dollars per share)			$ 12.00
Warrants Exercise Period			5 years
December 2012 Financing [Member] | Class B Warrant [Member]
Number Of Warrants Included In One Stock Unit			0.05
Warrants Exercise Price (in dollars per share)			$ 8.00
Warrants Exercise Period			1 year
December 2012 Financing [Member] | Placement Agents [Member]
Payment For Commission			70,000
Percentage Of Commission Paid			7.00%
December 2012 Financing [Member] | Convertible Debentures Converted To Units [Member]
Debt Conversion, Original Debt, Amount			710,000
Debt Instrument Convertible Conversion Price Per Unit (in dollars per share)			$ 0.30
December 2012 Financing One [Member]
Stock Units Issued During Period			2,500,000
Proceeds From Issuance Of Stock Units			$ 1,000,000
Stock Units Per Unit Price (in dollars per share)			$ 0.4